SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2017
Disclosure Text Block [Abstract]
SEGMENTED INFORMATION

6. SEGMENTED INFORMATION

Brookfield Renewable’s Chief Executive Officer and Chief Financial Officer (collectively, the chief operating decision maker or “CODM”) review the results of the business, manage operations, and allocate resources based on the type of technology.

With effect from the fourth quarter of 2017, operations are segmented by technology – 1) hydroelectric, 2) wind, 3) solar, storage, and other (Co-gen and biomass), and 4) corporate – with hydroelectric and wind further segmented by geography (North America, Colombia, Brazil, Europe and Other). To reflect the way in which the CODM now reviews results, manage operations and allocate resources, following the investments in European Storage, TerraForm Power and TerraForm Global and as Brookfield Renewable continues to build out its solar and storage businesses, the CODM has commenced reviewing these businesses along with its Co-gen and biomass businesses on an aggregate basis. The Colombia segment aggregates the financial results of its hydroelectric and Co-gen facilities. A pumped storage facility in North America, that was previously included in the hydroelectric segment, is now included in the “Solar, storage and other” segment. The corporate segment represents all activity performed above the individual segments for the business.

In addition, with the effect from the fourth quarter of 2017, the reporting to the CODM such that the measures utilized by the CODM to assess performance and allocate resources are on a proportionate basis. Information on a proportionate basis reflects Brookfield Renewable’s share from facilities which it accounts for using consolidation and the equity method whereby Brookfield Renewable either controls or exercises significant influence or joint control over the investment, respectively. Proportionate information provides a Unitholder (holders of the GP interest, Redeemable/Exchangeable partnership units, and LP Units) perspective that the CODM considers important when performing internal analyses and making strategic and operating decisions. The CODM also believes that providing proportionate information helps investors understand the impacts of decisions made by management and financial results allocable to Brookfield Renewable’s Unitholders.

Proportionate financial information is not, and is not intended to be, presented in accordance with IFRS. Tables reconciling IFRS data with data presented on a proportionate consolidation basis have been disclosed. Segment revenues, other income, direct operating costs, interest expense, depreciation, current and deferred income taxes, and other are items that will differ from results presented in accordance with IFRS as these items (1) include Brookfield Renewable’s proportionate share of earnings from equity-accounted investments attributable to each of the above-noted items, and (2) exclude the proportionate share of earnings (loss) of consolidated investments not held by us apportioned to each of the above-noted items.

Segmented net income (loss) is not a measure the CODM uses to review the results of business and allocate resources. Brookfield Renewable does not control those entities that have not been consolidated and as such, have been presented as equity-accounted investments in its financial statements. The presentation of the assets and liabilities and revenues and expenses do not represent Brookfield Renewable’s legal claim to such items, and the removal of financial statement amounts that are attributable to non-controlling interests does not extinguish Brookfield Renewable’s legal claims or exposures to such items.

Brookfield Renewable reports its results in accordance with these segments and presents prior period segmented information in a consistent manner.

In accordance with IFRS 8, Operating Segments, Brookfield Renewable discloses information about its reportable segments based upon the measures used by the CODM in assessing performance. The accounting policies of the reportable segments are the same as those described in Note 1 – Basis of preparation and significant accounting policies. Brookfield Renewable analyzes the performance of its operating segments based on revenues, Adjusted EBITDA, and Funds From Operations.

Brookfield Renewable uses Adjusted EBITDA to assess the performance of its operations before the effects of interest expense, income taxes, depreciation, management service costs, non-controlling interests, unrealized gain or loss on financial instruments, non-cash gain or loss from equity-accounted investments, distributions to preferred shareholders and preferred limited partners and other typical non-recurring items. As compared to the preceding years, Brookfield Renewable revised its definition of Adjusted EBITDA to include its proportionate share of Adjusted EBITDA from equity-accounted investments. In preceding years, Brookfield Renewable included its proportionate shares of Funds From Operations from equity-accounted investments. Brookfield Renewable revised its definition as it believes it provides a more meaningful measure for investors to evaluate financial and operating performance on an allocable basis to Unitholders.

Brookfield Renewable uses Funds From Operations to assess the performance of its business and is defined as Adjusted EBITDA less management service costs, interest and current income taxes, which is then adjusted for the cash portion of non-controlling interests and distributions to preferred shareholders and preferred limited partners.

The following segmented information is regularly reported to the CODM.

The following table provides each segment’s results in the format that management organizes its segments to make operating decisions and assess performance and reconciles Brookfield Renewable’s proportionate results to our consolidated statements of income on a line by line basis by aggregating the components comprising the earnings from Brookfield Renewable’s investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the year ended December 31, 2017:

										Contribution
	Attributable to Unitholders									from	Attributable
	Hydroelectric			Wind			Solar,	Corporate	Total	equity	to non-	As per
	North			North			Storage and			accounted	controlling	IFRS
($ MILLIONS)	America	Colombia	Brazil	America	Europe	Brazil	Other			investments	interests	financials(1)
Revenues	945	191	243	161	46	26	67	-	1,679	(74)	1,020	2,625
Other income	1	2	12	-	-	-	6	19	40	(11)	18	47
Direct operating costs	(281)	(94)	(77)	(42)	(20)	(4)	(34)	(25)	(577)	28	(429)	(978)
Share of Adjusted EBITDA from
equity accounted investments	-	-	-	-	-	-	-	-	-	57	-	57
Adjusted EBITDA	665	99	178	119	26	22	39	(6)	1,142	-	609	-
Management service costs	-	-	-	-	-	-	-	(82)	(82)	-	-	(82)
Interest expense - borrowings	(180)	(42)	(18)	(45)	(10)	(6)	(17)	(89)	(407)	21	(246)	(632)
Current income taxes	1	(5)	(12)	-	(1)	-	(1)	-	(18)	1	(22)	(39)
Distributions attributable to
Preferred limited partners equity	-	-	-	-	-	-	-	(28)	(28)	-	-	(28)
Preferred equity	-	-	-	-	-	-	-	(26)	(26)	-	-	(26)
Share of interest and cash taxes from
equity accounted investments	-	-	-	-	-	-	-	-	-	(22)	-	(22)
Share of Funds From Operations
attributable to non-controlling interests	-	-	-	-	-	-	-	-	-	-	(341)	(341)
Funds From Operations	486	52	148	74	15	16	21	(231)	581	-	-	-
Depreciation	(222)	(26)	(141)	(89)	(24)	(8)	(29)	-	(539)	22	(265)	(782)
Unrealized financial instrument loss	(3)	(3)	-	(1)	(12)	-	-	(10)	(29)	1	(5)	(33)
Deferred income tax expense	(67)	(10)	2	45	6	-	1	(3)	(26)	(3)	(20)	(49)
Other	(20)	6	(8)	(3)	(5)	2	(6)	(9)	(43)	13	2	(28)
Share of earnings from
equity accounted investments	-	-	-	-	-	-	-	-	-	(33)	-	(33)
Net income attributable to
non-controlling interests	-	-	-	-	-	-	-	-	-	-	288	288
Net income (loss) attributable to Unitholders(2)	174	19	1	26	(20)	10	(13)	(253)	(56)	-	-	(56)

  Share of earnings from equity-accounted investments of $2 million is comprised of amounts found on the share of Adjusted EBITDA, share of interest and cash taxes and share of earnings lines. Net income attributable to participating non-controlling interests – in operating subsidiaries of $53 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net Income attributable to non-controlling interests.
  Net income (loss) attributable to Unitholders includes net income (loss) attributable to GP interest, Redeemable/Exchangeable partnership units and LP Units. Total net income (loss) includes amounts attributable to Unitholders, non-controlling interests, preferred limited partners equity and preferred equity.

The following table provides each segment’s results in the format that management organizes its segments to make operating decisions and assess performance and reconciles Brookfield Renewable’s proportionate results to our consolidated statements of income on a line by line basis by aggregating the components comprising the earnings from Brookfield Renewable’s investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the year ended December 31, 2016:

										Contribution
	Attributable to Unitholders									from	Attributable
	Hydroelectric			Wind			Storage	Corporate	Total	equity	to non-	As per
	North			North			and			accounted	controlling	IFRS
($ MILLIONS)	America	Colombia	Brazil	America	Europe	Brazil	Other			investments	interests	financials(1)
Revenues	819	192	187	151	56	17	58	1	1,481	(37)	1,008	2,452
Other income	24	3	13	-	-	-	(1)	8	47	-	17	64
Direct operating costs	(295)	(107)	(70)	(36)	(24)	(4)	(26)	(24)	(586)	16	(468)	(1,038)
Share of Adjusted EBITDA from
equity accounted investments	-	-	-	-	-	-	-	-	-	21	-	21
Adjusted EBITDA	548	88	130	115	32	13	31	(15)	942	-	557	-
Management service costs	-	-	-	-	-	-	-	(62)	(62)	-	-	(62)
Interest expense - borrowings	(177)	(36)	(24)	(41)	(14)	(7)	(12)	(91)	(402)	12	(216)	(606)
Current income taxes	(4)	(6)	(9)	-	-	-	-	-	(19)	-	(25)	(44)
Distributions attributable to
Preferred limited partners equity	-	-	-	-	-	-	-	(15)	(15)	-	-	(15)
Preferred equity	-	-	-	-	-	-	-	(25)	(25)	-	-	(25)
Share of interest and cash taxes from
equity accounted investments	-	-	-	-	-	-	-	-	-	(12)	-	(12)
Share of Funds From Operations
attributable to non-controlling interests	-	-	-	-	-	-	-	-	-	-	(316)	(316)
Funds From Operations	367	46	97	74	18	6	19	(208)	419	-	-	-
Depreciation	(244)	(31)	(125)	(80)	(38)	(4)	(18)	-	(540)	11	(252)	(781)
Unrealized financial instrument loss	1	-	-	-	-	-	2	(6)	(3)	(2)	1	(4)
Deferred income tax expense	31	6	7	49	6	-	-	(21)	78	-	19	97
Other	(27)	4	(5)	4	6	(1)	(2)	2	(19)	-	(19)	(38)
Share of earnings from
equity accounted investments	-	-	-	-	-	-	-	-	-	(9)	-	(9)
Net income attributable to
non-controlling interests	-	-	-	-	-	-	-	-	-	-	251	251
Net income (loss) attributable to Unitholders(2)	128	25	(26)	47	(8)	1	1	(233)	(65)	-	-	(65)

The following table provides each segment’s results in the format that management organizes its segments to make operating decisions and assess performance and reconciles Brookfield Renewable’s proportionate results to our consolidated statements of income on a line by line basis by aggregating the components comprising the earnings from Brookfield Renewable’s investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the year ended December 31, 2015:

										Contribution
	Attributable to Unitholders									from	Attributable
	Hydroelectric			Wind			Storage	Corporate	Total	equity	to non-	As per
	North			North			and			accounted	controlling	IFRS
($ MILLIONS)	America	Colombia	Brazil	America	Europe	Brazil	Other			investments	interests	financials(1)
Revenues	819	-	203	150	56	9	59	-	1,296	(44)	376	1,628
Other income	23	-	28	12	8	-	-	5	76	-	46	122
Direct operating costs	(285)	-	(67)	(38)	(20)	(1)	(31)	(23)	(465)	18	(105)	(552)
Share of Adjusted EBITDA from
equity accounted investments	-	-	-	-	-	-	-	-	-	26	-	26
Adjusted EBITDA	557	-	164	124	44	8	28	(18)	907	-	317	-
Management service costs	-	-	-	-	-	-	-	(48)	(48)	-	-	(48)
Interest expense - borrowings	(179)	-	(18)	(48)	(12)	(3)	(5)	(81)	(346)	6	(89)	(429)
Current income taxes	(5)	-	(10)	-	-	-	-	-	(15)	-	(3)	(18)
Distributions attributable to
Preferred limited partners equity	-	-	-	-	-	-	-	(1)	(1)	-	-	(1)
Preferred equity	-	-	-	-	-	-	-	(30)	(30)	-	-	(30)
Share of interest and cash taxes from
equity accounted investments	-	-	-	-	-	-	-	-	-	(6)	-	(6)
Share of Funds From Operations
attributable to non-controlling interests	-	-	-	-	-	-	-	-	-	-	(225)	(225)
Funds From Operations	373	-	136	76	32	5	23	(178)	467	-	-	-
Depreciation	(218)	-	(113)	(83)	(32)	(4)	(12)	-	(462)	9	(161)	(614)
Unrealized financial instrument loss	1	-	-	2	-	-	(1)	(15)	(13)	1	3	(9)
Deferred income tax recovery	36	-	4	16	2	-	-	20	78	-	2	80
Other	14	-	(8)	(30)	(1)	-	(4)	(39)	(68)	-	-	(68)
Share of earnings from
equity accounted investments	-	-	-	-	-	-	-	-	-	(10)	-	(10)
Net income attributable to
non-controlling interests	-	-	-	-	-	-	-	-	-	-	156	156
Net income (loss) attributable to Unitholders(2)	206	-	19	(19)	1	1	6	(212)	2	-	-	2

The following table presents information on a segmented basis about certain items in Brookfield Renewable’s statement of financial position:

											Contribution
	Attributable to Unitholders										from	Attributable
	Hydroelectric			Wind				Solar	Corporate	Total	equity	to non-	Total
	North			North				Storage and			accounted	controlling
(MILLIONS)	America	Colombia	Brazil	America	Europe	Brazil	Other	Other			investments	interests
As at December 31, 2017:
Property, plant and equipment, at fair value	$11,396	$1,303	$1,908	$1,798	$482	$304	$11	$1,227	$-	$18,429	$(1,451)	$10,118	$27,096
Total assets	11,709	1,574	2,149	1,888	532	443	31	1,456	180	19,962	(1,040)	11,982	30,904
Total borrowings	3,049	447	200	1,005	233	192	9	752	2,552	8,439	(848)	4,175	11,766
Total liabilities	5,237	801	380	1,338	334	208	18	877	2,786	11,979	(1,039)	5,682	16,622
For the year ended December 31, 2017:
Additions to property, plant and equipment	90	8	59	6	34	-	-	13	10	220	(10)	144	354
As at December 31, 2016:
Property, plant and equipment, at fair value	$10,922	$1,273	$1,895	$1,327	$545	$139	$-	$491	$-	16,592	$(428)	$9,093	$25,257
Total assets	11,219	1,577	2,059	1,389	587	153	-	561	182	17,727	(280)	10,290	27,737
Total borrowings	2,946	467	194	727	249	50	-	215	2,229	7,077	(232)	3,337	10,182
Total liabilities	5,414	824	340	990	337	51	-	268	2,418	10,642	(280)	4,703	15,065
For the year ended December 31, 2016:
Additions to property, plant and equipment	86	9	79	3	18	1	-	18	8	222	(10)	146	358

Geographical Information

The following table presents consolidated revenue split by geographical region:

(MILLIONS)	2017	2016	2015
United States	$871	$786	$799
Colombia	797	819	-
Canada	480	442	426
Brazil	366	269	265
Europe	111	136	138
	2,625	2,452	1,628

The following table presents consolidated property, plant and equipment and equity-accounted investments split by geographical region:

(MILLIONS)	2017	2016
United States	$11,131	$10,163
Colombia	5,401	5,275
Canada	5,810	5,845
Brazil	3,479	2,922
Europe	1,332	1,258
Other	664	-
	27,817	25,463